Pretax Amounts for Net Periodic Benefit Cost and Other Amounts Included in Other Comprehensive Income (Loss) for the Defined Benefit Pension and Other Postretirement Benefit Plans (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended								0 Months Ended
	Mar. 31, 2014 Other Postretirement Benefits [Member]	Mar. 31, 2013 Other Postretirement Benefits [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member]	Mar. 31, 2014 Pension Benefits [Member]	Mar. 31, 2013 Pension Benefits [Member]	Dec. 31, 2013 Pension Benefits [Member]	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2013 Successor [Member] Other Postretirement Benefits [Member]	Dec. 31, 2012 Successor [Member] Other Postretirement Benefits [Member]	Dec. 31, 2011 Successor [Member] Other Postretirement Benefits [Member]	Dec. 31, 2013 Successor [Member] Pension Benefits [Member]	Dec. 31, 2012 Successor [Member] Pension Benefits [Member]	Dec. 31, 2011 Successor [Member] Pension Benefits [Member]	Jan. 14, 2011 Predecessor [Member] Other Postretirement Benefits [Member]	Jan. 14, 2011 Predecessor [Member] Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 24	$ 62	$ 248	$ 301	$ 114	$ 113	$ 453	$ 408	$ 248	$ 301	$ 1,425	$ 453	$ 408	$ 1,010	$ 68	$ 94
Interest cost	225	228	912	2,200	3,335	2,901	11,600	12,732	912	2,200	3,847	11,600	12,732	13,285	167	562
Recognized actuarial loss (gain)	(84)	70	(3,674)	4,445	71	125	(4,114)	11,063	279			469	519		(19)	49
Amortization of prior service credits	(2,494)	(2,404)							(9,618)	(6,759)	(1,994)				(86)
Net curtailment loss (gain)														(2,161)
Net settlement/curtailment gain									(21)	(971)
Settlement loss													1,535	941
Expected return on plan assets		(16)			(3,814)	(3,606)				(165)	(160)	(14,439)	(12,803)	(14,098)	(7)	(588)
Net periodic benefit cost (income)	(2,329)	(2,060)			(294)	(467)			(8,200)	(5,394)	3,118	(1,917)	2,391	(1,023)	123	117
Changes in plan assets and benefit obligations included in other comprehensive income (loss):
Change in unrecognized net actuarial loss (gain)									(2,984)	4,286	(218)	2,686	(6,436)	32,533	19	(49)
Change in unrecognized prior service credit									5,376	(20,023)	(23,146)				86
Total included in other comprehensive income (loss)									2,392	(15,737)	(23,364)	2,686	(6,436)	32,533	105	(49)
Total recognized in net periodic benefit cost and included in other comprehensive income (loss)									$ (5,808)	$ (21,131)	$ (20,246)	$ 769	$ (4,045)	$ 31,510	$ 228	$ 68